10-Q LONG-TERM DEBT - LMATT Series 2.2024, Inc. Market-Indexed Notes (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2022
Debt Instrument [Line Items]
Assets	$ 376,719,400	$ 331,826,067	$ 59,094,847
Fair value
Debt Instrument [Line Items]
Long-term debt, gross		141,652,424
LMATT Series 2.2024, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount				$ 2,333,391
Upside performance participation cap				120.00%
Market downturn protection percentage				20.00%
Note reduction ratio for losses below threshold				100.00%
LMATT Series 2.2024, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets	3,903,470
LMATT Series 2.2024, Inc. | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, gross	$ 4,426,776	$ 3,551,852
LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Ownership percentage				100.00%